Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Dividends Paid [Table Text Block]
The following details the declared 2009 quarterly common share dividends:

Dividend	Per Common Share Amount	Dividend	Common Shares Issued	Cash Paid
First quarter 2009	$0.18	April 24, 2009	5,097,229	$1,819
Second quarter 2009	$0.18	July 30, 2009	4,333,183	$1,970
Third quarter 2009	$0.18	October 16, 2009	3,873,786	$2,110
Fourth quarter 2009	$0.10	January 15, 2010	—	$12,194

Effects of Changes in the Company's Ownership Interests in Noncontrolling Interests [Table Text Block]
The following discloses the effects of changes in the Company's ownership interests in its noncontrolling interests:

	Net Loss Attributable to Shareholders and Transfers from Noncontrolling Interests
	2011	2010	2009
Net loss attributable to Lexington Realty Trust shareholders	$(79,584)	$(32,960)	$(210,152)
Transfers from noncontrolling interests:
Increase in additional paid-in-capital for redemption of noncontrolling OP units	2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interests	$(77,397)	$(30,275)	$(206,572)